Commitments and Contingencies (Details Textual)	1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2012 acre	Nov. 30, 2010 Yew_Seedling	Mar. 31, 2010 acre	Mar. 31, 2002	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 USD ($) Offering Installment	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($) Offering Installment	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Sep. 30, 2012 CNY	Nov. 25, 2010	Mar. 04, 2010 USD ($)	Mar. 04, 2010 CNY
Commitments and contingencies (Textual)
Term of lease				23 years
Lease expiration date				Mar. 19, 2025
Rent expense related to the A’cheng Lease					$ 987	$ 973	$ 2,963	$ 2,882	$ 3,862		$ 3,688
Percentage of HDS’s publicly-published wholesale prices													90.00%
Number of yew seedlings purchase annually by Xinlin		10,000
Sales under seedling agreement					0	0	0	311,158	312,721		0
Area acquired under Fuye Field Agreement, in acres	19.6
Area of land use rights (Metric"Mu")	117.5		15,865
Land acquisition cost														12,500,000	80,152,900
Number of installments for payament of purchase price							3		3	3
Payment made for land use right acquisition									11,100,000	72,008,600
Payment made for purchaseof land use right									1,300,000	8,144,300
Payment made towards land use right and seedling purchase recorded in accounts payable									1,300,000
Payment made under land use right and seedling transfer agreement									300,000	2,005,000
Unpaid amount under land use right and seedling transfer agreement									1,000,000	6,139,300
Term of Fuye Field Agreement							16 years
Acquired finite lived intangible assets, description							More than 80,000 trees
Total amount payable under Fuye Field Agreement												15,002,300
Payment due upon receipt by HDS of all related supporting document												6,300,000
Payment due on December 25, 2012												3,700,000
Payment due on or before December 25, 2013												5,002,300
Amount paid under Fuye Field Agreement					1,500,000		1,500,000					9,330,000
Amount unpaid under Fuye Field Agreement					900,000		900,000					5,672,300
Number of offerings made by HDS Shareholders to purchase YBP common stock							4		4	4
Purchase price per share minimum							$ 0.02		$ 0.02
Purchase price per share maximum							$ 0.10		$ 0.10
Aggregate purchase price of common stock							$ 890,501		$ 890,501
Exercisable period for each founder’s option							5 years		5 years	5 years
Fair value assumptions, option, expected dividends yield							0.00%		0.00%	0.00%
Fair value assumtions, option, expected term							5 years		5 years	5 years